SHARE-BASED COMPENSATION - Additional information about share-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 117	$ 91	$ 169
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	38	22	55
Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	60	53	88
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 19	$ 16	$ 26